Intangible assets - Schedule of intangible assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of intangible assets [Line Items]
Balance beginning	[1]	$ 32,179	$ 30,133
Impairment loss on intangible assets		859	135		$ 0
Balance ending		42,870	32,179	[1]	30,133	[1]
Cost
Schedule of intangible assets [Line Items]
Balance beginning		57,756	53,835
Additions		2,542	2,250
Additions from internal developments		9,920	8,713
Derecognition of assets		(69)	(187)
Effect of foreign currency exchange rate changes		11,437	(7,451)
Reclassifications and others		(951)	596
Balance ending		80,635	57,756		53,835
Accumulated amortization and impairment losses
Schedule of intangible assets [Line Items]
Balance beginning		(25,577)	(23,702)
Derecognition of assets		13	(5)
Effect of foreign currency exchange rate changes		(5,099)	3,198
Amortization expense		(6,243)	(4,933)
Impairment loss on intangible assets		(859)	(135)
Balance ending		(37,765)	(25,577)		(23,702)
Trademarks and sanitary records
Schedule of intangible assets [Line Items]
Balance beginning		10,360
Balance ending		10,023	10,360
Trademarks and sanitary records | Cost
Schedule of intangible assets [Line Items]
Balance beginning		15,368	14,615
Additions		1,724	1,684
Additions from internal developments		0	0
Derecognition of assets		(18)	16
Effect of foreign currency exchange rate changes		1,791	(1,180)
Reclassifications and others		(707)	233
Balance ending		18,158	15,368		14,615
Trademarks and sanitary records | Accumulated amortization and impairment losses
Schedule of intangible assets [Line Items]
Balance beginning		(5,008)	(4,179)
Derecognition of assets		13	(5)
Effect of foreign currency exchange rate changes		(933)	495
Amortization expense		(1,686)	(1,205)
Impairment loss on intangible assets		(521)	(114)
Balance ending		(8,135)	(5,008)		(4,179)
Licenses, customers and agreements
Schedule of intangible assets [Line Items]
Balance beginning		2,913
Balance ending		3,513	2,913
Licenses, customers and agreements | Cost
Schedule of intangible assets [Line Items]
Balance beginning		15,241	15,935
Additions		818	566
Additions from internal developments		0	0
Derecognition of assets		0	(49)
Effect of foreign currency exchange rate changes		2,229	(1,574)
Reclassifications and others		282	363
Balance ending		18,570	15,241		15,935
Licenses, customers and agreements | Accumulated amortization and impairment losses
Schedule of intangible assets [Line Items]
Balance beginning		(12,328)	(12,512)
Derecognition of assets		0	0
Effect of foreign currency exchange rate changes		(1,686)	1,200
Amortization expense		(1,032)	(995)
Impairment loss on intangible assets		(11)	(21)
Balance ending		(15,057)	(12,328)		(12,512)
Product development
Schedule of intangible assets [Line Items]
Balance beginning		18,906
Balance ending		29,334	18,906
Product development | Cost
Schedule of intangible assets [Line Items]
Balance beginning		27,147	23,285
Additions		0	0
Additions from internal developments		9,920	8,713
Derecognition of assets		(51)	(154)
Effect of foreign currency exchange rate changes		7,417	(4,697)
Reclassifications and others		(526)	0
Balance ending		43,907	27,147		23,285
Product development | Accumulated amortization and impairment losses
Schedule of intangible assets [Line Items]
Balance beginning		(8,241)	(7,011)
Derecognition of assets		0	0
Effect of foreign currency exchange rate changes		(2,480)	1,503
Amortization expense		(3,525)	(2,733)
Impairment loss on intangible assets		(327)	0
Balance ending		$ (14,573)	$ (8,241)		$ (7,011)

[1]	Refer to Note 4. Independent Investigation and Restatement